Consolidated Statement of Changes in Unitholders' Capital (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Beginning Balances	$ 34,952,207
Trading income (loss)	(4,484,399)	(2,876,053)	14,448,783
Ending Balances	23,250,458	34,952,207
Trading [Member]
Beginning Balances (in units)	369,090	515,377	572,477
Unitholders' contributions (in units)	1,574	12,208	61,208
Transfers (in units)	(3)		(16)
Unitholders' redemptions (in units)	(87,620)	(158,495)	(118,292)
Ending Balances (in units)	283,041	369,090	515,377
Beginning Balances	33,777,543	51,921,871	58,893,944
Trading income (loss)	(4,738,356)	(4,187,734)	(1,100,921)
Unitholders' contributions	137,436	1,163,489	5,996,111
Unitholders' redemptions	(7,353,253)	(15,120,083)	(11,867,263)
Ending Balances	21,823,370	33,777,543	51,921,871
Trading [Member] | Class A [Member]
Net Asset Value Per Unit-Beginning Balance	$ 91.32
Net change per unit	$ (14.4)	$ (9.32)	$ (2.2)
Net Asset Value Per Unit-Ending Balance	$ 76.92	$ 91.32
Trading [Member] | Class B [Member]
Net Asset Value Per Unit-Beginning Balance	$ 96.98
Net change per unit	$ (13.64)	$ (7.77)	$ (0.16)
Net Asset Value Per Unit-Ending Balance	$ 83.34	$ 96.98
Trading [Member] | Beneficial Owners [Member] | Class A [Member]
Beginning Balances (in units)	355,858	490,278	551,440
Unitholders' contributions (in units)	1,574	10,039	54,776
Transfers (in units)	(52)		(649)
Unitholders' redemptions (in units)	(82,977)	(144,459)	(115,289)
Ending Balances (in units)	274,403	355,858	490,278
Beginning Balances	32,497,392	49,340,822	56,711,089
Trading income (loss)	(4,583,761)	(3,983,977)	(1,087,408)
Unitholders' contributions	137,436	943,530	5,337,442
Transfers	(4,404)		(65,443)
Unitholders' redemptions	(6,939,769)	(13,802,983)	(11,554,858)
Ending Balances	21,106,894	32,497,392	49,340,822
Trading [Member] | Beneficial Owners [Member] | Class B [Member]
Beginning Balances (in units)	12,697	13,420	9,358
Unitholders' contributions (in units)		2,169	6,432
Transfers (in units)	49		633
Unitholders' redemptions (in units)	(4,643)	(2,892)	(3,003)
Ending Balances (in units)	8,103	12,697	13,420
Beginning Balances	1,231,294	1,405,692	981,765
Trading income (loss)	(146,892)	(104,084)	12,220
Unitholders' contributions		219,959	658,669
Transfers	4,404		65,443
Unitholders' redemptions	(413,484)	(290,273)	(312,405)
Ending Balances	675,323	1,231,294	1,405,692
Trading [Member] | Managing Owner [Member] | Class A [Member]
Beginning Balances (in units)	535	11,679	11,679
Unitholders' redemptions (in units)		(11,144)
Ending Balances (in units)	535	535	11,679
Beginning Balances	48,857	1,175,357	1,201,090
Trading income (loss)	(7,704)	(99,673)	(25,733)
Unitholders' redemptions		(1,026,827)
Ending Balances	41,153	48,857	1,175,357
LLC Equity/Non-Trading [Member]
Beginning Balances (in units)	2,273,288	2,273,288	2,273,288
Ending Balances (in units)	2,273,288	2,273,288	2,273,288
Beginning Balances	1,174,664	4,114,027	8,569,241
Trading income (loss)	253,957	1,311,681	15,549,704
Unitholders' distribution	(1,533)	(4,251,044)	(20,004,918)
Ending Balances	1,427,088	1,174,664	4,114,027
Net Asset Value Per Unit-Beginning Balance	$ 0.52
Net change per unit			$ 0.11
Net Asset Value Per Unit-Ending Balance	$ 0.63	$ 0.52
LLC Equity/Non-Trading [Member] | Participating Owners [Member]
Beginning Balances (in units)	306,807	407,463	512,964
Unitholders' redemptions (in units)	(69,144)	(100,656)	(105,501)
Ending Balances (in units)	237,663	306,807	407,463
Beginning Balances	158,535	737,509	1,933,873
Trading income (loss)	23,115	148,123	3,236,859
Unitholders' redemptions	(31,922)	(165,608)	(504,417)
Unitholders' distribution		(561,489)	(3,928,806)
Ending Balances	149,728	158,535	737,509
LLC Equity/Non-Trading [Member] | Nonparticipating Owners [Member]
Beginning Balances (in units)	1,966,481	1,865,825	1,760,324
Unitholders' redemptions (in units)	69,144	100,656	105,501
Ending Balances (in units)	2,035,625	1,966,481	1,865,825
Beginning Balances	1,016,129	3,376,518	6,635,368
Trading income (loss)	230,842	1,163,558	12,312,845
Unitholders' redemptions	31,922	165,608	504,417
Unitholders' distribution	(1,533)	(3,689,555)	(16,076,112)
Ending Balances	$ 1,277,360	$ 1,016,129	$ 3,376,518